Long-Term Obligations and Other Short-Term Borrowings - Long-Term Obligations, Presented Net of Issue Discounts and Fees Paid to Lenders, and Other Short-Term Borrowings (Detail) (USD $)
In Millions, unless otherwise specified
				12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended
	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 Term loan facility Dollar-denominated	Feb. 28, 2013 Term loan facility Dollar-denominated	Jun. 30, 2011 Term loan facility Dollar-denominated	Mar. 31, 2013 Term loan facility Dollar-denominated	Jun. 30, 2012 Term loan facility Dollar-denominated	Mar. 31, 2013 Term loan facility Dollar-denominated	Jun. 30, 2012 Term loan facility Dollar-denominated	Mar. 31, 2013 Term loan facility Euro-denominated	Jun. 30, 2012 Term loan facility Euro-denominated	Jun. 30, 2011 Term loan facility Euro-denominated	Mar. 31, 2013 Term loan facility Euro-denominated	Jun. 30, 2012 Term loan facility Euro-denominated	Mar. 31, 2013 9 1/2 % Senior Toggle Notes	Jun. 30, 2012 9 1/2 % Senior Toggle Notes	Jun. 30, 2011 9 1/2 % Senior Toggle Notes	Mar. 31, 2013 9 3/4 % Senior Subordinated Euro-denominated Notes	Jun. 30, 2012 9 3/4 % Senior Subordinated Euro-denominated Notes	Jun. 30, 2011 9 3/4 % Senior Subordinated Euro-denominated Notes	Mar. 31, 2013 Revolving Credit Facility	Jun. 30, 2012 Revolving Credit Facility	Mar. 31, 2013 Other Obligations	Jun. 30, 2012 Other Obligations	Jun. 30, 2011 Other Obligations	Mar. 31, 2013 Other Obligations Minimum	Jun. 30, 2012 Other Obligations Minimum	Mar. 31, 2013 Other Obligations Maximum	Jun. 30, 2012 Other Obligations Maximum	Mar. 31, 2013 7 7/8 % Senior Notes
Senior Secured Credit Facilities
Debt Instrument, Maturity Date				Apr. 30, 2014			Sep. 30, 2016	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2017	Apr. 30, 2014	Apr. 30, 2014		Sep. 30, 2016	Sep. 30, 2016	Apr. 30, 2015	Apr. 30, 2015		Apr. 30, 2017	Apr. 30, 2017		Apr. 30, 2016	Apr. 30, 2016				Jan. 01, 2013		Dec. 31, 2032		Oct. 31, 2018
Other Obligations																												2012-01-01		2032-12-31
Total	$ 2,675.2	$ 2,683.5	$ 2,346.6		$ 799.3	$ 1,017.6	$ 792.2	$ 798.9	$ 647.2	$ 591.2		$ 56.3	$ 364.1	$ 263.7	$ 257.7	$ 269.1	$ 619.1	$ 624.4	$ 277.2	$ 268.7	$ 308.4			$ 77.6	$ 91.6	$ 32.1					$ 348.2
Less: current portion and other short-term borrowings	29.6	43.2	28.6
Long-term obligations, less current portion short-term borrowings	$ 2,645.6	$ 2,640.3	$ 2,318.0